Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	AOCI Atrributable to Parent [Member]	Non-controlling Interest	Common Stock
Accumulated other comprehensive loss (note 1)					$ (10,603)
Net Income (Loss) Attributable to Noncontrolling Interest	$ (365,796)					$ 365,796
Net loss	(529,072)
Beginning Balance at Dec. 31, 2016	4,089,293		$ 887,075	$ 22,893		3,189,928
Beginning Balance, Shares at Dec. 31, 2016		86,150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of redeemable non-controlling interest in net income	18,610					(18,610)
Other comprehensive income	5,347				3,973	1,374
Controlling Interest	(163,276)			(163,276)
Common stock ($0.220 per share)	(107,609)			(19,039)		(107,609)	$ (19,039)
Reinvested dividends	4		4
Reinvested dividends, Shares		1,000
Employee stock compensation and other (note 13)	$ 6,363		6,363
Employee stock compensation and other (note 13), Shares	3,000	112,000
Equity offerings (note 13)	$ 25,636		25,636
Equity offerings (note 13), Shares		2,864,000
Dilution gains on equity issuances of subsidiaries (note 5)	23,530			23,530
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(285,643)			0	(8)
Impact of deconsolidation of Teekay Offshore (note 4)	(881,830)				(643)	(882,473)
Changes to non-controlling interest from equity contributions and other						285,651
Ending Balance at Dec. 31, 2017	2,879,656		919,078	(135,892)		2,102,465
Ending Balance, Shares at Dec. 31, 2017		89,127,000
Beginning balance at Dec. 31, 2016	249,102
Redeemable Non-controlling Interest
Reclassification of redeemable non-controlling interest in net income	18,610
Common stock ($0.220 per share)	(13,699)
Impact of deconsolidation of Teekay Offshore (note 4)	255,802
Changes to non-controlling interest from equity contributions and other	1,789
Ending balance at Dec. 31, 2017	0
Accumulated other comprehensive loss (note 1)					(5,995)
Net Income (Loss) Attributable to Noncontrolling Interest	21,490					(21,490)
Net loss	(57,747)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income	3,081				3,623	(542)
Controlling Interest	(79,237)			(79,237)
Common stock ($0.220 per share)	(64,676)			(22,231)		(64,676)	(22,231)
Reinvested dividends	4		4
Reinvested dividends, Shares		1,000
Employee stock compensation and other (note 13)	$ 6,823		6,823
Employee stock compensation and other (note 13), Shares	2,000	180,000
Equity component of convertible notes (note 9)	$ 16,099		16,099
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	4,657			2,556	0	2,101
Equity offerings (note 13)	103,655		103,655
Equity offerings (note 13), Shares		11,127,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(2,293)			(409)	(99)
Changes to non-controlling interest from equity contributions and other						(2,801)
Ending Balance at Dec. 31, 2018	$ 2,867,028		1,045,659	(234,395)		2,058,037
Ending Balance, Shares at Dec. 31, 2018	100,435,210	100,435,000
Redeemable Non-controlling Interest
Common stock ($0.220 per share)	$ 0
Changes to non-controlling interest from equity contributions and other	0
Ending balance at Dec. 31, 2018	0
Accumulated other comprehensive loss (note 1)	(2,273)				(2,273)
Net Income (Loss) Attributable to Noncontrolling Interest	161,591					161,591
Net loss	(148,986)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income	(58,607)				(19,860)	(38,747)
Controlling Interest	(310,577)			(310,577)
Common stock ($0.220 per share)	(63,343)			(5,385)		(63,343)	$ (5,385)
Reinvested dividends	2		2
Reinvested dividends, Shares		1,000
Employee stock compensation and other (note 13)	$ 6,623		6,623
Employee stock compensation and other (note 13), Shares	0	348,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ (2,991)			606	(1,604)	(1,993)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests	(22,748)			(3,067)	0
Changes to non-controlling interest from equity contributions and other						(25,815)
Ending Balance at Dec. 31, 2019	$ 2,571,593		$ 1,052,284	$ (546,684)		$ 2,089,730
Ending Balance, Shares at Dec. 31, 2019	100,784,422	100,784,000
Ending balance at Dec. 31, 2019	$ 0
Accumulated other comprehensive loss (note 1)	$ (23,737)				$ (23,737)